Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Current [Line Items]
Receivable from the Group's executives and employees	$ 46,476	$ 46,361
VAT recoverable	44,467	136,303
Tax recoverable	28,822	35,162
Others	46,765	77,179
Other current assets	$ 166,530	$ 295,005